Segment and Geographic Information and Major Customers	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment and Geographic Information and Major Customers
22. SEGMENT AND GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
On January 1, 2020, the Company changed how it manages its business, allocates resources, and goes to market, which resulted in modifications to its organizational and segment structure. As a result, the Company reorganized from a three segment structure previously organized by product category (Baked Goods, Beverages, and Meal Solutions) to a two segment structure organized by market dynamics (Meal Preparation and Snacking & Beverages). In connection with this segment reorganization, the Company also recast expenses related to its commercial sales organization from direct selling, general, and administrative expense previously included within the segments to corporate unallocated selling, general, and administrative expense to align with the revised organizational structure. All prior period information has been recast to reflect this change in reportable segments.

During the third quarter of 2019, the Company completed the sale of its Snacks division and classified the Snacks division and RTE Cereal business as discontinued operations. Values presented below are on a continuing operations basis, with prior period information recast to reflect the change. Refer to Note 8 for additional information regarding discontinued operations.

The Company manages operations on a company-wide basis, thereby making determinations as to the allocation of resources in total rather than on a segment-level basis. The Company has designated reportable segments based on how management views its business. The Company does not segregate assets between segments for internal reporting. Therefore, asset-related information has not been presented. The reportable segments, as presented below, are consistent with the manner in which the Company reports its results to the Chief Operating Decision Maker.

On a continuing operations basis, our segments are as follows:

Meal Preparation – Our Meal Preparation segment sells aseptic cheese & pudding; baking and mix powders; hot cereals; jams, preserves, and jellies; liquid and powdered non-dairy creamer; macaroni and cheese; mayonnaise; Mexican, barbeque, and other sauces; pasta; pickles and related products; powdered soups and gravies; refrigerated and shelf stable dressings and sauces; refrigerated dough; single serve hot beverages; skillet dinners; and table and flavored syrups.

Snacking & Beverages – Our Snacking & Beverages segment sells bars; broths; candy; cookies; crackers; in-store bakery products; pita chips; powdered drinks; pretzels; ready-to-drink coffee; retail griddle waffles, pancakes, and French toast; specialty teas; and sweeteners.

The Company evaluates the performance of its segments based on net sales dollars and direct operating income. Direct operating income is defined as gross profit less freight out, sales commissions, and direct selling, general, and administrative expenses. The amounts in the following tables are obtained from reports used by senior management and do not include income taxes. Other expenses not allocated include unallocated selling, general, and administrative expenses, unallocated costs of sales, and unallocated corporate expenses (amortization expense, other operating expense, and asset impairment). The accounting policies of the Company’s segments are the same as those described in the summary of significant accounting policies set forth in Note 1.

Financial information relating to the Company’s reportable segments on a continuing operations basis, revised to reflect the new segment structure, is as follows:

	Year Ended December 31,
	2019	2018	2017
	(In millions)
Net sales to external customers:
Meal Preparation	$2,680.7	$2,871.6	$3,095.9
Snacking & Beverages	1,608.2	1,716.2	1,751.9
Unallocated (1)	—	—	4.8
Total	$4,288.9	$4,587.8	$4,852.6
Direct operating income:
Meal Preparation	$381.3	$418.9	$462.2
Snacking & Beverages	192.8	180.2	225.5
Total	574.1	599.1	687.7
Unallocated selling, general, and administrative expenses	(270.9)	(288.7)	(319.9)
Unallocated cost of sales (2)	(16.5)	(11.1)	(23.7)
Unallocated corporate expense and other (3)	(302.8)	(215.9)	(264.9)
Operating (loss) income	$(16.1)	$83.4	$79.2
Depreciation:
Meal Preparation	$60.2	$55.1	$70.1
Snacking & Beverages	68.6	76.3	65.7
Corporate office (4)	7.7	13.6	11.6
Total	$136.5	$145.0	$147.4

(1)	Represents product recall reimbursements that were received during the year ended December 31, 2017.

(2)	Includes charges related to restructurings and other costs managed at corporate.

(3)	Includes asset impairments.

(4)	Includes accelerated depreciation related to restructurings.
Geographic Information — The Company had revenues from customers outside of the United States of approximately 7.3%, 10.3%, and 10.5% of total consolidated net sales in 2019, 2018, and 2017, respectively, with 5.8%, 8.7%, and 8.8% of total consolidated net sales going to Canada in 2019, 2018, and 2017, respectively. Sales are determined based on the customer destination where the products are shipped.
Long-lived assets consist of net property, plant, and equipment. The geographic location of long-lived assets is as follows:

	December 31,
	2019	2018
	(in millions)
Long-lived assets:
United States	$899.6	$998.5
Canada	129.1	125.9
Other	16.5	17.9
Total	$1,045.2	$1,142.3

Major Customers — Walmart Inc. and affiliates accounted for approximately 24.4%, 23.6%, and 23.1% of consolidated net sales in 2019, 2018, and 2017, respectively. No other customer accounted for more than 10% of our consolidated net sales.

When taking into account those receivables sold under our Receivables Sales Program (refer to Note 6 for more information), total trade receivables with the following customers represented more than 10% of our total trade receivables as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Costco	18.2%	(1)
Aldi	(1)	12.0%

(1) Less than 10% of our total trade receivables.